Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Income Taxes Recognized in Comprehensive Income
Amounts recognized in Consolidated Statement of Comprehensive Income/(Loss):

	2024 $	2023 $	2022 $
For the year ended December 31
Income/(loss) for the year	27,782	(66,628)	(37,065)
Income tax expense/(benefit)	(4,008)	30,525	(55,719)
Income/(loss) before taxes	23,774	(36,103)	(92,783)

Schedule of Recognized Income Tax Expense
Recognized Income Tax Expense/(Benefit):

	2024 $	2023 $	2022 $
For the year ended December 31
Federal - current	35,310	(2,246)	13,065
State - current	13,144	(46)	1,336
Total current income tax expense/(benefit)	48,454	(2,292)	14,401
Federal - deferred	(46,442)	29,294	(48,240)
State - deferred	(6,020)	3,523	(21,880)
Total deferred income tax expense/(benefit)	(52,462)	32,817	(70,120)
Total income tax expense/(benefit), recognized	(4,008)	30,525	(55,719)

Schedule of Reconciliation of Effective Tax Rate
The Group is primarily subject to taxation in the U.S. A reconciliation of the U.S. federal statutory tax rate to the effective tax rate is as follows:

	2024		2023		2022
For the year ended December 31	$	%	$	%	$	%
US federal statutory rate	4,994	21.00	(7,573)	21.00	(19,486)	21.00
State taxes, net of federal effect	1,026	4.32	(3,974)	11.01	(8,043)	8.67
Tax credits	(2,517)	(10.59)	(9,167)	25.39	(6,876)	7.41
Stock-based compensation	2,123	8.93	589	(1.63)	788	(0.85)
Finance income/(costs) – fair value accounting	1,640	6.90	(556)	1.54	(28,783)	31.02
Loss with respect to associate for which no deferred tax asset is recognized	210	0.88	249	(0.69)	1,413	(1.52)
Revaluation of deferred due to rate change	(3,419)	(14.38)	—	—	(8,856)	9.54
Nondeductible compensation	1,534	6.45	872	(2.42)	300	(0.32)
Recognition of deferred tax assets and tax benefits not previously recognized	(12,396)	(52.14)	(433)	1.20	(184)	0.20
Unrecognized deferred tax asset	—	—	83,984	(232.63)	17,287	(18.63)
Deconsolidation of subsidiary	3,863	16.25	(17,506)	48.49	(3,572)	3.85
Cancellation of Debt Income	(987)	(4.15)	—	—	—	—
Other	755	3.16	1,321	(3.65)	293	(0.32)
Worthless stock deduction	(833)	(3.50)	(17,281)	47.87	—	—
	(4,008)	(16.86)	30,525	(84.52)	(55,719)	60.05

Schedule of Deferred Taxes
Deferred tax assets have been recognized in the U.S. jurisdiction in respect of the following items:

	2024 $	2023 $
For the year ended December 31
Operating tax losses	2,621	3,849
Tax credits	238	2,425
Share-based payments	6,206	5,210
Capitalized research & development expenditures	48,904	39,422
Lease liability	4,851	5,133
Sale of future royalties	42,406	35,920
Other temporary differences	—	1,770
Deferred tax assets	105,226	93,729
Investments held at fair value	(23,565)	(53,411)
Right of use assets	(2,143)	(2,330)
Property and equipment, net	(1,235)	(1,637)
Investment in associates	(637)	(755)
Other temporary differences	(1,900)	—
Deferred tax liabilities	(29,480)	(58,133)
Deferred tax assets (liabilities), net	75,746	35,596
Deferred tax liabilities, net, recognized	—	(52,462)
Deferred tax assets (liabilities), net, not recognized	75,746	88,058

Schedule of Unrecognized Deferred Tax Assets
Deferred tax assets have not been recognized in respect of the following carryforward losses, credits and temporary differences, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

	2024 $		2023 $
For the year ended December 31
	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Deductible temporary difference	274,227	72,887	353,323	83,741
Tax losses	7,815	2,621	13,681	3,849
Tax credits	238	238	468	468
Total	282,280	75,746	367,472	88,058

Schedule of Unrecognized Tax Losses and Tax Credits Carryforwards
Tax losses and tax credits for which no deferred tax asset was recognized are presented below:

Balance as of December 31	2024 $		2023 $

	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Tax losses expiring:
Within 10 years	1,537	416	4,741	1,284
More than 10 years	3,285	729	6,635	1,455
Available Indefinitely	2,993	1,476	2,305	1,110
Total	7,815	2,621	13,681	3,849
Tax credits expiring:
Within 10 years	44	44	43	43
More than 10 years	194	194	425	425
Available indefinitely	—	—	—	—
Total	238	238	468	468

Schedule of Tax Balances as Presented in Statement of Financial Position
Tax Balances
The tax related balances presented in the Statement of Financial Position are as follows:

For the year ended December 31	2024 $	2023 $
Income tax receivable – current	—	11,746
Income tax payable – current	(75)	—